Debt, Cash and Cash Equivalents - Summary of Debt by Maturity at Value on Redemption (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]
Disclosure of detailed information about borrowings [line items]
Interest rate and currency derivatives used to manage debt	€ (54)	€ (133)		€ (70)
Total debt	24,586	15,468		18,509
Cash and cash equivalents	(6,925)	(10,315)	[1],[2]	(10,273)	[1],[2]	€ (9,148)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	17,628	5,161		8,234
Value on redemption [member]
Disclosure of detailed information about borrowings [line items]
Bond issues	24,164	15,015		17,480
Other bank borrowings	233	284		776
Finance lease obligations	22	31		53
Other borrowings	16	17		17
Bank credit balances	249	237		203
Interest rate and currency derivatives used to manage debt	(12)	(83)		20
Total debt	24,672	15,501		18,549
Cash and cash equivalents	(6,925)	(10,315)		(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	17,714	5,194		8,274
Value on redemption [member] | Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Bond issues	2,181	820		823
Other bank borrowings	176	203		715
Finance lease obligations	4	11		19
Other borrowings	3	4		4
Bank credit balances	249	237		203
Interest rate and currency derivatives used to manage debt	(12)	(80)		29
Total debt	2,601	1,195		1,793
Cash and cash equivalents	(6,925)	(10,315)		(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8		(2)
Net debt	(4,357)	(9,112)		(8,482)
Value on redemption [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Bond issues	3,936	2,050		2,174
Other bank borrowings	15	8		16
Finance lease obligations	3	3		13
Interest rate and currency derivatives used to manage debt		(2)		(6)
Total debt	3,954	2,059		2,197
Net debt	3,954	2,059		2,197
Value on redemption [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Bond issues	2,243	2,417		2,050
Other bank borrowings	3	25		8
Finance lease obligations	3	2		2
Interest rate and currency derivatives used to manage debt		(1)		(3)
Total debt	2,249	2,443		2,057
Net debt	2,249	2,443		2,057
Value on redemption [member] | Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Bond issues	1,850	2,168		2,475
Other bank borrowings	3	4		14
Finance lease obligations	3	3		2
Total debt	1,856	2,175		2,491
Net debt	1,856	2,175		2,491
Value on redemption [member] | Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Bond issues	3,622	1,850		2,398
Other bank borrowings	28	4
Finance lease obligations	4	3		3
Total debt	3,654	1,857		2,401
Net debt	3,654	1,857		2,401
Value on redemption [member] | More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Bond issues	10,332	5,710		7,560
Other bank borrowings	8	40		23
Finance lease obligations	5	9		14
Other borrowings	13	13		13
Total debt	10,358	5,772		7,610
Net debt	€ 10,358	€ 5,772		€ 7,610

[1]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).